Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies
Noncontrolling interest amounts in income, net of tax	$ 11	$ 6	$ 9
Deferred services transition and setup costs	2,424	2,589
Estimated amortization of deferred services transition and setup costs for 2013	819
Estimated amortization of deferred services transition and setup costs for 2014	509
Estimated amortization of deferred transition and setup costs for 2015	430
Estimated amortization of deferred transition and setup costs for 2016	277
Estimated amortization of deferred transition and setup costs thereafter	390
Deferred amounts paid to clients in excess of the fair value of acquired assets used in outsourcing arrangements	51	65
Estimated amortization of deferred amounts paid to clients in excess of the fair value of acquired assets for 2013	22
Estimated amortization of deferred amounts paid to clients in excess of the fair value of acquired assets for 2014	19
Estimated amortization of deferred amounts paid to clients in excess of the fair value of acquired assets for 2015	9
Estimated amortization of deferred amounts paid to clients in excess of the fair value of acquired assets for 2016	2
Estimated amortization of deferred amounts paid to clients in excess of the fair value of acquired assets thereafter	1
Maximum amortization period for capitalized software costs	3 years
Amortization period for internal-use software program costs	2 years
Movement in standard warranty liability
Beginning Balance	407	375
Current period accruals	394	435
Accrual adjustments to reflect actual experience	(15)	18
Charges incurred	(392)	(420)
Ending Balance	394	407	375
Deferred revenue:
Deferred income, current portion	11,952	12,197
Deferred income, noncurrent portion	4,491	3,847
Marketing and advertising expense:
Advertising and promotional expense	1,339	1,373	1,337
Minimum
Movement in extended warranty liability
Product warranty term	1 year
Maximum
Movement in extended warranty liability
Product warranty term	3 years
Extended warranty
Movement in extended warranty liability
Beginning balance, aggregate deferred revenue	636	670
Revenue deferred for new extended warranty contracts	268	314
Amortization of deferred revenue	(301)	(330)
Other	4	(19)
Ending balance, aggregate deferred revenue	606	636
Deferred revenue:
Deferred income, current portion	289	301
Deferred income, noncurrent portion	$ 317	$ 335